Guarantor and Non-Guarantor Supplemental Financial Information - Supplemental Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Revenues	$ 174,253	$ 152,197	$ 653,721	$ 563,677	$ 500,908
Costs and expenses	177,928	161,896	762,396	657,546	555,788
(Loss) income from operations	(3,675)	(9,699)	(108,675)	(93,869)	(54,880)
Other (expense) income, net	(40,298)	(38,217)	(170,081)	(144,277)	(66,041)
(Loss) income before income tax expenses	(43,973)	(47,916)	(278,756)	(238,146)	(120,921)
Income tax expense	1,120	130	351	514	3,592
Net (loss) income	(45,093)	(48,046)	(279,107)	(238,660)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(45,093)	(48,046)	(279,107)	(238,660)	(124,513)
Foreign currency translation adjustment	2,761	(10,578)	(13,293)	(11,333)	(8,558)
Total other comprehensive (loss) income	2,761	(10,578)	(13,293)	(11,333)	(8,558)
Comprehensive (loss) income	(42,332)	(58,624)	(292,400)	(249,993)	(133,071)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(675)	(770)	(2,808)	(3,122)	(3,050)
Costs and expenses	(675)	(770)	(2,808)	(3,122)	(3,050)
(Loss) income from subsidiaries	45,138	58,138	397,992	332,510	182,265
Other (expense) income, net		0
(Loss) income before income tax expenses	45,138	58,138	397,992	332,510	182,265
Net (loss) income	45,138	58,138	397,992	332,510	182,265
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	45,138	58,138	397,992	332,510	182,265
Foreign currency translation adjustment	(2,761)	10,578	13,292	11,333	8,558
Total other comprehensive (loss) income	(2,761)	10,578	13,292	11,333
Comprehensive (loss) income	42,377	68,716	411,284	343,843	190,823
Parent [Member]
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries	(45,093)	(48,046)	(279,107)	(238,660)	(124,513)
Other (expense) income, net		0
(Loss) income before income tax expenses	(45,093)	(48,046)	(279,107)	(238,660)	(124,513)
Net (loss) income	(45,093)	(48,046)	(279,107)	(238,660)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(45,093)	(48,046)	(279,107)	(238,660)	(124,513)
Comprehensive (loss) income	(45,093)	(48,046)	(279,107)	(238,660)	(124,513)
APX Group, Inc. [Member]
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries	(45)	(10,092)	(118,885)	(93,850)	(57,752)
Other (expense) income, net	(45,048)	(37,954)	(160,222)	(145,917)	(66,867)
(Loss) income before income tax expenses	(45,093)	(48,046)	(279,107)	(239,767)	(124,619)
Income tax expense				(1,107)	(106)
Net (loss) income	(45,093)	(48,046)	(279,107)	(238,660)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(45,093)	(48,046)	(279,107)	(238,660)	(124,513)
Foreign currency translation adjustment	2,761	(10,578)	(13,293)	(11,333)	(8,558)
Total other comprehensive (loss) income	2,761	(10,578)	(13,293)	(11,333)
Comprehensive (loss) income	(42,332)	(58,624)	(292,400)	(249,993)	(133,071)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	165,941	144,737	622,507	530,888	476,168
Costs and expenses	170,289	154,900	730,322	623,124	527,403
(Loss) income from operations	(4,348)	(10,163)	(107,815)	(92,236)	(51,235)
Other (expense) income, net	1,664	(247)	(9,763)	1,676	906
(Loss) income before income tax expenses	(2,684)	(10,410)	(117,578)	(90,560)	(50,329)
Income tax expense	64	40	392	779	4,853
Net (loss) income	(2,748)	(10,450)	(117,970)	(91,339)	(55,182)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(2,748)	(10,450)	(117,970)	(91,339)	(55,182)
Foreign currency translation adjustment	0	(6,336)	2	(6,895)	(4,641)
Total other comprehensive (loss) income	0	(6,336)	2	(6,895)
Comprehensive (loss) income	(2,748)	(16,786)	(117,968)	(98,234)	(59,823)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	8,987	8,230	34,022	35,911	27,790
Costs and expenses	8,314	7,766	34,882	37,544	31,435
(Loss) income from operations	673	464	(860)	(1,633)	(3,645)
Other (expense) income, net	3,086	(16)	(96)	(36)	(80)
(Loss) income before income tax expenses	3,759	448	(956)	(1,669)	(3,725)
Income tax expense	1,056	90	(41)	842	(1,155)
Net (loss) income	2,703	358	(915)	(2,511)	(2,570)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	2,703	358	(915)	(2,511)	(2,570)
Foreign currency translation adjustment	2,761	(4,242)	(13,294)	(4,438)	(3,917)
Total other comprehensive (loss) income	2,761	(4,242)	(13,294)	(4,438)
Comprehensive (loss) income	$ 5,464	$ (3,884)	$ (14,209)	$ (6,949)	$ (6,487)